INVESTMENTS (SCHEDULE OF INVESTMENTS CLASSIFIED BY CONTRACTUAL MATURITY DATE) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale Securities, Debt Maturities, Single Maturity Date, Amortized Cost Basis [Abstract]
Due in one year or less	$ 216.5
Due after one year through five years	1,966.5
Due after five years through ten years	2,689.5
Due after ten years	9,565.7
Subtotal	14,438.2
Structured securities	3,969.9
Amortized cost	18,408.1	21,891.8
Available-for-sale Securities, Debt Maturities, Single Maturity Date [Abstract]
Due in one year or less	220.0
Due after one year through five years	2,152.3
Due after five years through ten years	2,879.6
Due after ten years	11,167.6
Subtotal	16,419.5
Structured securities	4,215.4
Estimated fair value	$ 20,634.9	$ 23,204.6